Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Clifford Capital Partners Fund (Investor Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%	12.93%		11.19%
Clifford Capital Partners Fund (Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%	13.21%		11.43%
Clifford Capital Partners Fund (Super Institutional Class)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%	13.30%	10.53%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%	15.66%	14.71%
Russell 3000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%	13.92%	10.56%	10.63%